Depreciation and Amortization - Schedule of Depreciation and Amortization (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Depreciation And Amortisation Expense [Abstract]
Depreciation	[1]	$ 8,973	$ 9,347	$ 3,895
Amortization		24,037	24,335	22,922
Total		$ 33,010	$ 33,682	$ 26,817

[1]	Upon adoption of IFRS 16, the Group has recognised depreciation on right-of-use assets and interest on lease liabilities instead of rent expense on leasehold properties. (refer note 14,16 and 18)